PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment. net

	At December 31,
	2019	2020
Land	$282,000	$282,000
Plant and machinery	776,752	828,761
Motor vehicles	181,387	193,530
Office equipment	136,857	260,178
Power stations	159,257,486	131,355,790

Less: Accumulated depreciation	(17,333,097)	(13,728,141)
	143,301,385	119,192,118
Construction in progress	—	751,353
Property, plant and equipment, net	$143,301,385	$119,943,471